SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
YinZhan Holding Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties	[1]	$ 578	$ 582
Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties		14,497	14,517
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties		$ 15,075	$ 15,099

[1]	Mr. James Lim is the director and shareholder, and he holds 51% stake in Yin Zhan Holding Pte Ltd.